ALLOWANCE FOR EXPECTED CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2020
Credit Loss [Abstract]
Balance Sheet items, allowance for credit loss
The following table presents the impact of the allowance for expected credit losses on the Company's balance sheet line items for the year ended December 31, 2020.

(in thousands of $)	Trade receivables	Other receivables	Related Party receivables	Investment in sales-type, direct financing leases and leaseback assets	Other long-term assets	Total
Balance at December 31, 2019	—	—	—	—	—	—
Impact of the adoption of ASU 2016-13 on retained earnings (Note 2)	19	580	206	4,799	10	5,614
Additions from associates			1,336	2,025		3,361
Sale of 50.1% of subsidiary				(1,575)		(1,575)
Change in allowance recorded in 'other financial items'	14	301	431	(859)	1,884	1,771
Balance at December 31, 2020	33	881	1,973	4,390	1,894	9,171